TRADE RECEIVABLE (Details 3) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Expected credit loss rate	19.00%	19.00%		19.00%	19.00%		26.00%
Gross carrying amount		¥ 75,001			¥ 70,905		¥ 68,641
Impairment allowances	$ 1,931	¥ 14,013		$ 1,976	¥ 13,625		¥ 17,614
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.00%	0.00%		0.00%	0.00%		6.00%
Gross carrying amount		¥ 14,291			¥ 18,406		¥ 16,311
Impairment allowances	$ 7	¥ 49		$ 1	¥ 5		¥ 955
Not Later Than One Year To Twoyears [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.00%	0.00%		9.00%	9.00%		26.00%
Gross carrying amount		¥ 13,062			¥ 15,195		¥ 6,865
Impairment allowances	$ 1	¥ 4		$ 188	¥ 1,299		¥ 1,759
Not Later Than Two Years To Threeyears [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	12.00%	12.00%		29.00%	29.00%		13.00%
Gross carrying amount		¥ 13,474			¥ 6,399		¥ 14,712
Impairment allowances	$ 222	¥ 1,614		$ 273	¥ 1,881		¥ 1,916	[1]
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	36.00%	36.00%		34.00%	34.00%		48.00%
Gross carrying amount		¥ 33,839			¥ 30,905		¥ 27,083
Impairment allowances	$ 1,701	12,346	[2]	$ 1,514	10,440	[2]	12,984	[3]
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		335					¥ 3,670
Impairment allowances

[1]	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[2]	The impairment allowances included an amount of CNY4,600 and CNY4,619 (US$637) as of December 31, 2022 and June 30, 2023, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[3]	The impairment allowances included an amount of CNY4,646 and CNY4,600 (US$667) as of December 31, 2021 and 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.